SPDR® Series Trust
One Lincoln Street
Boston, MA 02111
April 15, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: File Room

RE:	SPDR Series Trust (“Registrant”) File Nos.: 333-57793, 811-08839
Dear Sir/Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information (“SAI”) for the SPDR® Nuveen S&P High Yield Municipal Bond ETF, a series of the above-referenced Registrant, do not differ from the prospectus and SAI contained in Post-Effective Amendment No. 61 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 13, 2011 (Accession No. 0000950123-11-035285).
Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3967.
Sincerely,

/s/ Mark E. Tuttle
Mark E. Tuttle
Assistant Secretary

cc:	W. John McGuire, Esq.